Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Expense (Benefit) [Line Items]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of amounts computed by applying the U.S. federal statutory income tax rate to loss before income taxes to total income tax expense is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Income tax at U.S. statutory rate of 21%	$(61,771)	$(52,499)
Foreign tax rate differential	(7,645)	(889)
State income taxes (net of federal benefit)	89	(8,553)
Tax credits	(1,753)	(1,214)
Stock-based compensation	1,389	66
Convertible debt instruments	5,399	—
Capital loss	(9,640)	—
Non-deductible expenses and other, net	(2,362)	220
Change in valuation allowance	76,536	63,192
Total provision for income taxes	$242	$323

Schedule of Deferred Tax Assets
The components of Sonder’s net deferred tax assets and liabilities were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss and capital loss carryforwards	$152,091	$85,972
Credit carryforwards	4,936	2,239
Accrued expenses and reserves	1,492	847
Deferred revenue	6,245	2,520
Deferred rent	9,128	4,747
Fixed and intangible assets	17,870	18,564
Other	13,781	7,131
Gross deferred tax assets	205,543	122,020
Valuation allowance	(205,543)	(122,020)
Total deferred tax assets	$—	$—

Gores Metropoulos II, Inc.
Income Tax Expense (Benefit) [Line Items]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax expense to the income tax expense from continuing operations provided at December 31, 2021:

Year Ended December 31, 2021
Income tax benefit at the federal statutory rate	$(2,221,570)
Capitalized transaction expenses	1,223,592
Warrant liability	558,210
State income taxes - net of federal income tax benefits	(77,487)
Change in valuation allowance	517,255
Total income tax benefit	$—

Schedule of Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

Year Ended December 31, 2021
Deferred tax assets:
Accrued expenses	$315,191
Net operating losses	203,832
Total deferred tax assets	519,023
Valuation allowance	(519,023)
Deferred tax asset, net	$—